Financial Expenses (Income), Net (Tables)	12 Months Ended
Dec. 31, 2024
Financial Expenses (Income), Net [Abstract]
Schedule of Financial Expenses (Income), Net
	Year ended December 31,
	2024	2023	2022

Interest on bank deposits	$(110,078)	$(251,724)	$92,768
Bank charges	7,711	12,254	23,156
Warrants remeasurement	-	-	60,454
Remeasurement of the Investment	-	91,305	-
Foreign currency differences, net	(12,487)	(71,841)	13,653

	$(114,854)	$(220,006)	$4,495